Earnings per Share - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Earnings Per Share [Abstract]
Conversion ratio	1
Warrant and Share-Based Payment Arrangement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	4,703,176	19,507,036	80,873,293
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	25,315,230